Goodwill and intangible assets (Schedule of Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 27,295	$ 27,658	$ 24,413
Estimated useful life, intangible assets	14 years
Estimated future amortization expense
2016	$ 26,993
2017	26,647
2018	26,566
2019	26,324
2020	$ 24,295